Other financial liabilities - Breakdown and Unsettled (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other financial liabilities
Total other financial liabilities	$ 820,431	$ 806,091
Other financial liabilities
Other financial liabilities
Trade payables	1,895	1,929
Tax payables	939	974
Financial transactions pending settlement	5,468	14,180
Other financial liabilities	5,161	2,437
Total other financial liabilities	13,463	19,520
M and M0 Mexican Government Bonds | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	1,973	6,199
CETES | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	1,456	718
UDIBONDS | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	1,146	2,400
Equity instruments | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	119	342
Other financial instruments | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	$ 774	$ 4,521